Shareholders' Equity (Details) - Schedule of fair value of the options was calculated using the Black-Scholes model	12 Months Ended
Dec. 31, 2020
Schedule of fair value of the options was calculated using the Black-Scholes model [Abstract]
Expected term	5 years
Expected volatility	237.00%
Expected dividends	0.00%
Risk-free rate	0.40%
Discount for post-vesting restrictions